Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments and contingencies [Table Text Block]

Year	Amount in thousands of U.S. dollars
March 31, 2014	$8,506
March 31, 2015	3,628
March 31, 2016	3,754
March 31, 2017	1,926

Total	$17,814